Other Post-Employment Benefits - Disclosure of the consolidated statements of comprehensive loss in respect of these defined benefit plans (Detail) - Other Post Employment Benefits [Member] - CAD ($)
$ in Millions
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligation	$ 229.5	$ 222.9	$ 239.8
Fair value of plan assets	0.0	0.0
Accrued other post-employment benefit obligation	$ 229.5	$ 222.9